Right-of-Use Assets and Operating Lease Liabilities (Tables)	6 Months Ended
May 31, 2026
Right-of-Use Assets and Operating Lease Liabilities [Abstract]
Schedule of Lease Cost

As of May 31, 2026 and November 30, 2025, the Group consisted of the following non-cancellable lease contracts.

Description of lease	Lease term
Office at Units 1203C, 12th Floor of Admiralty Centre Tower 1, No 18 Harcourt Road, Hong Kong	From March 15, 2025 to March 14, 2027

(a) Amounts recognized in the unaudited interim condensed consolidated balance sheet:

	As of
	November 30, 2025 (Audited)	May 31, 2026 (Unaudited)	May 31, 2026 (Unaudited)
	HK$	HK$	US$
Right-of-use assets	666,475	418,775	53,438

Operating lease liabilities
Current	499,296	418,775	53,438
Non-current	167,179	-	-
	666,475	418,775	53,438

(b) A summary of lease cost recognized in the Group’s unaudited interim condensed consolidated statements of income and supplemental cash flow information related to operating leases is as follows:

	For the Six Months Ended May 31,
	2025 (Unaudited)	2026 (Unaudited)
	HK$	HK$	US$
Amortization charge of right-of-use assets	434,250	247,700	31,608
Interest of lease liabilities	9,744	8,140	1,039
Cash paid for operating leases	380,960	255,840	32,647

Schedule of Operating Lease Liabilities

(c) The following table shows the remaining contractual maturities of the Group’s operating lease liabilities as of May 31, 2026:

	For the Six Months Ended May 31, 2026 (Unaudited)
	HK$	US$
2026	255,840	32,647
2027	170,560	21,764
Total future lease payments	426,400	54,411
Less: imputed interest	(7,625)	(973)
Present value of lease obligation	418,775	53,438